Financial Risk Management - Summary of Effect of Interest Rates (Detail) - Floating interest rate [member] - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments by type of interest rate [line items]
100 bp decrease	€ (982,311)	€ (690,586)	€ 85,070
100 bp increase	€ 982,311	€ (690,586)	€ (85,070)